Property, Plant and Equipment, Net - Schedule of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 108	$ 73	$ 135	$ 163
Amortization expense	61		67
Total	$ 169	$ 73	$ 202	$ 163